INCOME TAX - Others (Details)			12 Months Ended
	Jul. 23, 2018 $ / shares	Jul. 19, 2018	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
INCOME TAX
Period of statue of limitation			3 years	3 years
Period of statue of limitation in the case of underpayment of income taxes			5 years	5 years
Income tax liability, maximum amount of underpayment			¥ 100,000	$ 14,900
Statue of limitation related to transfer pricing adjustment			10 years	10 years
Undistributed earnings of the Company's PRC subsidiaries and VIEs | $				$ 72,000,000	$ 72,000,000
Withholding tax rate on dividend distributed by FIE			10.00%	10.00%
Common stock, dividends declared (in dollars per share)	$ 0.40
Withholding tax incurred | $				$ 1,300,000
Withholding income taxes for undistributed profits of the Company's subsidiaries | $				$ 0	$ 0
Annual dividend
INCOME TAX
Common stock, dividends declared (in dollars per share)	0.27
American depositary shares ("ADS")
INCOME TAX
Common stock, dividends declared (in dollars per share)	0.40
American depositary shares ("ADS") | Annual dividend
INCOME TAX
Common stock, dividends declared (in dollars per share)	$ 0.27
Minimum
INCOME TAX
Rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions			10.00%	10.00%
Ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong			25.00%	25.00%
Percentage of dividend (in percentage)		15.00%
Maximum
INCOME TAX
Rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions			5.00%	5.00%
Ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong			25.00%	25.00%
Percentage of dividend (in percentage)		25.00%